SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of dividends
Dividends

2020

Dividend declaration date	Dividend paid date	Per share	Paid USD	Paid CAD	Reduction in retained earnings
December 16, 2019	January 13, 2020	$0.06	$12,577	N/A	$—
March 18, 2020	April 13, 2020	$0.125	$34,650	N/A	$34,650
June 17, 2020	July 13, 2020	$0.125	$34,488	N/A	$34,488
September 18, 2020	October 14, 2020	$0.125	$34,227	N/A	$34,227
December 16, 2020	January 14, 2021	$0.1875	$—	N/A	$50,268
Total			$115,942		$153,633

2019

Dividend declaration date	Dividend paid date	Per share	Paid USD	Paid CAD	Reduction in retained earnings
December 11, 2018	January 11, 2019	C$0.04	$6,328	C$8,393	$—
March 15, 2019	April 12, 2019	C$0.04	$6,326	C$8,410	$6,326
May 7, 2019	July 12, 2019	$0.04	$8,408	N/A	$8,408
September 11, 2019	October 11, 2019	$0.04	$8,408	N/A	$8,408
December 16, 2019	January 13, 2020	$0.06	$—	N/A	$12,577
Total			$29,470		$35,719

Disclosure of changes in stock options
Changes in stock options during the years ended December 31, 2020 and 2019 were as follows:

	Year ended December 31, 2020		Year ended December 31, 2019
	Number of	Weighted average	Number of	Weighted average
	options	exercise price (C$)	options	exercise price (C$)
Balance, beginning of year	218,489	$4.44	897,409	$5.02
Replacement options from Detour acquisition	190,069	35.07	—	—
Exercised	(182,168)	26.52	(670,767)	5.21
Expired	(8,153)	5.61	(8,153)	5.72
Stock options outstanding, end of year	218,237	$12.64	218,489	$4.44
Stock options exercisable, end of year	218,237	$12.64	218,489	$4.44

Disclosure of weighted average assumptions
Replacement options from the Detour acquisition were valued at the date of acquisition using the Black-Scholes option pricing model with the following weighted average assumptions:

Weighted average exercise price per share	C$35.07
Risk-free interest rate	1.83%
Expected volatility	36.64%
Expected life	0.91
Weighted average per share grant date fair value	C$34.48

Share options granted under former stock option plans
The following table outlines share options granted under the former stock option plans of Kirkland Lake Gold Inc., St. Andrews Goldfields Ltd. and Detour Gold Corporation that were exercised during the year ended December 31, 2020:

Grant price (C$)	Number of options exercised	Exercise dates	Weighted average closing share price at exercise date (C$)
$5.61 - $35.55	72,149	January 1, 2020 - March 31, 2020	$45.32
$3.42 - $38.78	47,913	April 1, 2020 - June 30, 2020	$56.32
$3.42 - $60.47	52,475	July 1, 2020 - September 30, 2020	$71.89
$27.91 - $35.55	9,631	October 1, 2020 - December 31, 2020	$53.10
	182,168		$56.28

The following table outlines share options granted under the former stock option plans of Kirkland Lake Gold Inc. and St. Andrews Goldfields Ltd. that were exercised during the year ended December 31, 2019:

Grant price (C$)	Number of options exercised	Exercise dates	Weighted average closing share price at exercise date (C$)
$2.98 - $6.82	172,416	January 1, 2019 - March 31, 2019	$39.10
$3.42 - $6.82	334,679	April 1, 2019 - June 30, 2019	$49.24
$6.82	1,998	July 1, 2019 - September 30, 2019	$56.22
$4.95 - $6.82	161,674	October 1, 2019 - December 31, 2019	$59.43
	670,767		$48.69

Basic and diluted income per share
Basic and diluted income per share for the years ended December 31, 2020 and 2019 is calculated as shown in the table below. The diluted income per share for the years ended December 31, 2020 and 2019 includes the impact of certain outstanding options, PSUs and RSUs.

	Year ended December 31, 2020	Year ended December 31, 2019
Net earnings	$787,705	$560,080
Weighted average basic number of common shares outstanding (in '000s)	270,401	210,142
Basic earnings per share	$2.91	$2.67

Net earnings	787,705	560,080
Cash settling LTIP adjustment	2,306	1,450
Net earnings for diluted earnings	790,011	561,530
Weighted average diluted number of common shares outstanding (in '000s)	271,355	211,645
Diluted earnings per share	$2.91	$2.65

Disclosure of weighted average number of common shares
Weighted average diluted number of common shares for the years ended December 31, 2020 and 2019 is calculated as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Weighted average basic number of common shares outstanding (in '000s)	270,401	210,142
In the money shares - share options (in '000s)	195	450
Dilutive RSUs and PSUs (in '000s)	759	1,053
Weighted average diluted number of common shares outstanding	271,355	211,645